Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.05 per share
Amount Registered | shares	4,587,766
Proposed Maximum Offering Price per Unit	188.00
Maximum Aggregate Offering Price	$ 862,500,008.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,111.25
Offering Note	Includes 598,404 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares of common stock.